Property & Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 271,332	$ 180,624
Less: Accumulated depreciation	(167,372)	(142,053)
Total, net	103,960	38,571
Office furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	8,855	8,648
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	147,573	144,123
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	8,129	5,900
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 106,775	$ 21,953